General information and nature of operations, Investments in Associates (Details) - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in associates [Abstract]
Percentage of ownership		99.00%
Advances received amount		$ 16,700
Gain on loss of control of subsidiaries		204,443	$ 0	$ 0
ADEMSA and Saricogui [Member]
Investments in associates [Abstract]
Retained equity investment		52,000
Gain on loss of control of subsidiaries		204,443
Derecognition of subsidiaries at loss of control		152,443
Warehousing Division [Member]
Investments in associates [Abstract]
Percentage of consolidated revenue	3.00%		8.00%	12.00%
Equity method investment		$ 40,000
Contractual agreement term		5 years
Percentage of total capital stock represented by installments received		42.00%
Warehousing Division [Member] | Almacenadora de Deposito Moderno, S.A. de C.V. [Member]
Investments in associates [Abstract]
Percentage of ownership		99.00%	100.00%
Percentage of capital stock granted		1.00%
Warehousing Division [Member] | Saricogui Logistica, S.A.P.I. de C.V. [Member]
Investments in associates [Abstract]
Percentage of ownership		99.00%	100.00%
Percentage of capital stock granted		1.00%